Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NICHOLAS II, INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2017
Document Creation Date	dei_DocumentCreationDate	May 02, 2017